Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock	Additional Paid-in Capital (deficiency)	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Balances at Aug. 31, 2016	$ 7,640	$ 38,760		$ (60,200)	$ (13,800)
Balances (in shares) at Aug. 31, 2016	7,640,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Loan forgiven by previous stockholder		16,856			16,856
Common shares issued for cash	$ 2,160				2,160
Common shares issued for cash (in shares)	2,160,000
Common shares returned	$ (400)				(400)
Common shares returned (in shares)	(400,000)
Common shares subscribed and considered issued	$ 1,927	768,994			770,921
Common shares subscribed and considered issued (in shares)	1,927,302
Common shares issued for services		3,332
Net loss for the period				(234,889)	(234,889)
Other comprehensive gain			$ 657		657
Balances at Aug. 31, 2017	$ 11,327	827,942	657	(295,089)	$ 544,837
Balances (in shares) at Aug. 31, 2017	11,327,302				11,327,302
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued for cash	$ 25	9,975			$ 10,000
Common shares issued for cash (in shares)	25,000
Common shares issued for services - officers		17,251			17,251
Net loss for the period				(277,057)	(277,057)
Other comprehensive gain			(1,025)		(1,025)
Balances at Nov. 30, 2017	$ 11,352	855,168	(368)	(572,146)	294,006
Balances (in shares) at Nov. 30, 2017	11,352,302
Balances at Aug. 31, 2017	$ 11,327	827,942	657	(295,089)	$ 544,837
Balances (in shares) at Aug. 31, 2017	11,327,302				11,327,302
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the period					$ (1,075,521)
Other comprehensive gain					(2,279)
Balances at Feb. 28, 2018	$ 12,368	1,575,039	(1,622)	(1,370,610)	215,175
Balances (in shares) at Feb. 28, 2018	12,367,889
Balances at Aug. 31, 2017	$ 11,327	827,942	657	(295,089)	$ 544,837
Balances (in shares) at Aug. 31, 2017	11,327,302				11,327,302
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Loan forgiven by previous stockholder					$ 0
Common shares issued for cash	$ 2,035	1,384,578			1,386,613
Common shares issued for cash (in shares)	2,034,991
Common shares issued for services - officers	$ 520	56,315			56,835
Common shares issued for services - officers (in shares)	520,000
Common shares issued for services	$ 120	125,880			126,000
Common shares issued for services (in shares)	120,000
Stock option granted for services		107,169			107,169
Net loss for the period				(2,343,491)	(2,343,491)
Other comprehensive gain			(12,937)		(12,937)
Balances at Aug. 31, 2018	$ 14,002	2,501,884	(12,280)	(2,638,580)	$ (134,974)
Balances (in shares) at Aug. 31, 2018	14,002,293				14,002,293
Balances at Nov. 30, 2017	$ 11,352	855,168	(368)	(572,146)	$ 294,006
Balances (in shares) at Nov. 30, 2017	11,352,302
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued for cash	$ 896	581,241			582,137
Common shares issued for cash (in shares)	895,587
Common shares issued for services - officers		12,750			12,750
Common shares issued for services	$ 120	125,880			126,000
Common shares issued for services (in shares)	120,000
Net loss for the period				(798,464)	(798,464)
Other comprehensive gain			(1,254)		(1,254)
Balances at Feb. 28, 2018	$ 12,368	1,575,039	(1,622)	(1,370,610)	215,175
Balances (in shares) at Feb. 28, 2018	12,367,889
Balances at Aug. 31, 2018	$ 14,002	2,501,884	(12,280)	(2,638,580)	$ (134,974)
Balances (in shares) at Aug. 31, 2018	14,002,293				14,002,293
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued for cash	$ 228	170,546			$ 170,774
Common shares issued for cash (in shares)	227,727
Common shares issued for services - officers		13,000			13,000
Stock option granted for services		28,051			28,051
Net loss for the period				(556,903)	(556,903)
Other comprehensive gain			4,888		4,888
Balances at Nov. 30, 2018	$ 14,230	2,713,481	(7,392)	(3,195,483)	(475,164)
Balances (in shares) at Nov. 30, 2018	14,230,020
Balances at Aug. 31, 2018	$ 14,002	2,501,884	(12,280)	(2,638,580)	$ (134,974)
Balances (in shares) at Aug. 31, 2018	14,002,293				14,002,293
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the period					$ (981,692)
Other comprehensive gain					1,282
Balances at Feb. 28, 2019	$ 15,679	2,923,417	(10,998)	(3,620,272)	$ (692,174)
Balances (in shares) at Feb. 28, 2019	15,679,489				15,679,489
Balances at Nov. 30, 2018	$ 14,230	2,713,481	(7,392)	(3,195,483)	$ (475,164)
Balances (in shares) at Nov. 30, 2018	14,230,020
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued for cash	$ 1,449	1,085,682			1,087,131
Common shares issued for cash (in shares)	1,449,469
Common shares issued for services - officers		13,000			13,000
Reclass of warrant derivative liability from equity		(918,050)			(918,050)
Stock option granted for services		29,304			29,304
Net loss for the period				(424,789)	(424,789)
Other comprehensive gain			(3,606)		(3,606)
Balances at Feb. 28, 2019	$ 15,679	$ 2,923,417	$ (10,998)	$ (3,620,272)	$ (692,174)
Balances (in shares) at Feb. 28, 2019	15,679,489				15,679,489